Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ (25,346)	$ (11,778)	$ (16,825)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(1,791)	(16,297)	(12,600)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(6,343)	15,193	7,655
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(1,791)	(16,297)	(13,347)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(27,137)	(28,075)	(29,425)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(8,134)	(1,104)	(5,692)
Interest Income Member
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(31)	(7)	(6)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Mortgage Banking Activities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(24,773)	(11,403)	(17,406)
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(6,120)	15,024	8,130
Trading Gains Losses [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(542)	(368)	587
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(223)	169	(475)
F D I C Loss Share Expense Income [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(1,791)	(15,994)	(13,178)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(1,791)	(15,994)	(13,178)
Other Income [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	(303)	578
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	$ 0	$ (303)	$ (169)